Schedule of accounts receivable (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Credit Loss [Abstract]
Accounts receivable	$ 9,933,351	$ 5,897,665
Less: allowance for credit loss	(153,654)	(208,127)
Accounts receivable, net	$ 9,779,697	$ 5,689,538